Intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Balance at the beginning of the year	kr 9,561	kr 13,370
Balance at the end of the year	49,763	9,561	kr 13,370
Internally generated
Intangible assets
Additions	197	127
Cost
Intangible assets
Balance at the beginning of the year	17,575	28,299	23,708
Reclassified as held for sale	(1,535)	(8,475)
Acquisitions through business combinations	39,759	(4)	2,990
Decrease through divested companies		(3,050)
Additions	1,816	624	658
Disposals	(713)	(89)	42
Reclassification	68	(11)	(14)
Exchange rate differences	206	281	915
Balance at the end of the year	57,176	17,575	28,299
Accumulated depreciation and amortization
Intangible assets
Balance at the beginning of the year	(5,475)	(7,030)	(5,966)
Reclassified as held for sale	748	1,690
Decrease through divested companies		820
Amortization	(1,094)	(1,031)	(877)
Disposals	628	84	4
Reclassification		2	6
Exchange rate differences	(7)	(10)	(197)
Balance at the end of the year	(5,200)	(5,475)	(7,030)
Accumulated impairment
Intangible assets
Balance at the beginning of the year	(2,539)	(7,899)	(4,684)
Reclassified as held for sale	328	4,541
Decrease through divested companies		2,173
Impairment		(1,194)	(2,954)
Reversal of impairment	73
Exchange rate differences	(75)	(160)	(261)
Balance at the end of the year	(2,213)	(2,539)	(7,899)
Intangible assets other than goodwill
Intangible assets
Balance at the beginning of the year	4,044	5,772
Balance at the end of the year	19,604	4,044	5,772
Intangible assets other than goodwill | Cost
Intangible assets
Balance at the beginning of the year	9,919	13,245	10,798
Reclassified as held for sale	(1,078)	(2,961)
Acquisitions through business combinations	15,102		1,429
Decrease through divested companies		(915)
Additions	1,816	624	658
Disposals	(713)	(89)	42
Reclassification	68	(11)	(14)
Exchange rate differences	25	26	332
Balance at the end of the year	25,139	9,919	13,245
Intangible assets other than goodwill | Accumulated depreciation and amortization
Intangible assets
Balance at the beginning of the year	(5,475)	(7,030)	(5,966)
Reclassified as held for sale	748	1,690
Decrease through divested companies		820
Amortization	(1,094)	(1,031)	(877)
Disposals	628	84	4
Reclassification		2	6
Exchange rate differences	(7)	(10)	(197)
Balance at the end of the year	(5,200)	(5,475)	(7,030)
Intangible assets other than goodwill | Accumulated impairment
Intangible assets
Balance at the beginning of the year	(400)	(443)	(435)
Decrease through divested companies		47
Reversal of impairment	73
Exchange rate differences	(8)	(4)	(8)
Balance at the end of the year	(335)	(400)	(443)
Utilization rights, trademarks and software
Intangible assets
Balance at the beginning of the year	1,554	1,562
Balance at the end of the year	7,522	1,554	1,562
Utilization rights, trademarks and software | Cost
Intangible assets
Balance at the beginning of the year	4,840	4,591	3,847
Reclassified as held for sale	(232)	(6)
Acquisitions through business combinations	6,092		208
Decrease through divested companies		(222)
Additions	109	131	122
Disposals	(420)	(81)	2
Reclassification	507	427	364
Exchange rate differences	15		48
Balance at the end of the year	10,911	4,840	4,591
Utilization rights, trademarks and software | Accumulated depreciation and amortization
Intangible assets
Balance at the beginning of the year	(3,013)	(2,756)	(2,302)
Reclassified as held for sale	106	6
Decrease through divested companies		196
Amortization	(605)	(530)	(431)
Disposals	410	76	3
Reclassification		2	6
Exchange rate differences	(13)	(7)	(32)
Balance at the end of the year	(3,115)	(3,013)	(2,756)
Utilization rights, trademarks and software | Accumulated impairment
Intangible assets
Balance at the beginning of the year	(273)	(273)	(273)
Exchange rate differences	(1)
Balance at the end of the year	(274)	(273)	(273)
Licenses (frequency)
Intangible assets
Balance at the beginning of the year	1,260	2,822
Balance at the end of the year	1,811	1,260	2,822
Licenses (frequency) | Cost
Intangible assets
Balance at the beginning of the year	3,186	4,789	4,266
Reclassified as held for sale	(556)	(1,635)
Acquisitions through business combinations	36		148
Additions	798	1	141
Disposals	(218)	(8)
Reclassification	41	31	73
Exchange rate differences	15	8	161
Balance at the end of the year	3,302	3,186	4,789
Licenses (frequency) | Accumulated depreciation and amortization
Intangible assets
Balance at the beginning of the year	(1,799)	(1,844)	(1,464)
Reclassified as held for sale	378	364
Amortization	(217)	(340)	(331)
Disposals	209	8	1
Exchange rate differences	(1)	13	(50)
Balance at the end of the year	(1,430)	(1,799)	(1,844)
Licenses (frequency) | Accumulated impairment
Intangible assets
Balance at the beginning of the year	(127)	(123)	(117)
Reversal of impairment	73
Exchange rate differences	(7)	(4)	(6)
Balance at the end of the year	(61)	(127)	(123)
Customer agreements
Intangible assets
Balance at the beginning of the year	820	981
Balance at the end of the year	9,511	820	981
Customer agreements | Cost
Intangible assets
Balance at the beginning of the year	1,483	3,458	2,265
Reclassified as held for sale	(264)	(1,320)
Acquisitions through business combinations	8,962		1,073
Decrease through divested companies		(672)
Disposals	(9)
Exchange rate differences	(6)	17	120
Balance at the end of the year	10,166	1,483	3,458
Customer agreements | Accumulated depreciation and amortization
Intangible assets
Balance at the beginning of the year	(663)	(2,430)	(2,200)
Reclassified as held for sale	264	1,320
Decrease through divested companies		624
Amortization	(272)	(161)	(115)
Disposals	9
Exchange rate differences	7	(16)	(115)
Balance at the end of the year	(655)	(663)	(2,430)
Customer agreements | Accumulated impairment
Intangible assets
Balance at the beginning of the year		(47)	(45)
Decrease through divested companies		47
Exchange rate differences			(2)
Balance at the end of the year			(47)
Construction in progress, intangible assets
Intangible assets
Balance at the beginning of the year	410	407
Balance at the end of the year	760	410	407
Construction in progress, intangible assets | Cost
Intangible assets
Balance at the beginning of the year	410	407	420
Reclassified as held for sale	(26)
Acquisitions through business combinations	12
Decrease through divested companies		(21)
Additions	909	492	395
Disposals	(66)		40
Reclassification	(480)	(469)	(451)
Exchange rate differences	1	1	3
Balance at the end of the year	760	410	407
Goodwill
Intangible assets
Balance at the beginning of the year	5,517	7,598
Balance at the end of the year	30,159	5,517	7,598
Goodwill | Cost
Intangible assets
Balance at the beginning of the year	7,656	15,054	12,910
Reclassified as held for sale	(457)	(5,514)
Acquisitions through business combinations	24,657	(4)	1,561
Decrease through divested companies		(2,135)
Exchange rate differences	181	255	583
Balance at the end of the year	32,037	7,656	15,054
Goodwill | Accumulated impairment
Intangible assets
Balance at the beginning of the year	(2,139)	(7,456)	(4,249)
Reclassified as held for sale	328	4,541
Decrease through divested companies		2,126
Impairment		(1,194)	(2,954)
Exchange rate differences	(67)	(156)	(253)
Balance at the end of the year	kr (1,878)	kr (2,139)	kr (7,456)